Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Relationship With Related Party
a) Related parties

Name of related parties	Relationship
Yusheng Han	Shareholder of the shareholder of the Company, Chief Executive Officer and director
Shaokun Chuai	Shareholder of the shareholder of the Company, Chief Operating Officer and director
EaSuMed Holding Ltd.	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.	Company controlled by the Founder

Summary of Related Party Balances
b) The Group had the following related party balance at the end of the periods:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)

EaSuMed Holding Ltd.	212	—	—

Total amounts due from related parties	212	—	—

Summary of Related Party Transactions
c) The Group had the following related party transactions:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)

Consulting service received from:

EaSuMed Holding Ltd.	475	94	14

Rental income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.(i)	97	—	—

Equipment usage service income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.(ii)	237	—	—

(i)
On April 1, 2021, the Group entered into a
one-year
sublease agreement on its office
with
a related party
and recorded RMB
97

in
other income for the six month ended June 30, 2021. The lease was early terminated on September 30, 2021
.

(ii)
On April 1, 2021, the Group entered into a contract to provide equipment usage service to its related party with a total contact amount of RMB997, of which RMB237 was recorded in other income for the six month ended June 30,

2021.
 The contract was early terminated on September 30, 2021.